Organization (Tables)	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
Schedule of Limited Partners' Capital Account by Class
The Class of Units that a limited partner receives depends on the aggregate subscription amount made by such limited partner in the Partnership.

Class of Units	Aggregate Investment
A	Up to $4,999,999
D	$5,000,000 and above